UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here is Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
				                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Night Owl Capital Management, LLC
Address:		55 Old Field Point Road
			Greenwich, CT  06830

13F File Number: 028-12639

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required itmes, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		  John Kim
Title:		Managing Director
Phone:		203-302-3870

Signature,      Place,                  and Date of Signing:

John Kim   Greenwich, Connecticut   May 15, 2012

Report Type (Check only one.):

[X]	  13F HOLDINGS REPORT.

[ ]	  13F NOTICE.

[ ] 	13F COMBINATION REPORT

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		    0

Form 13F Information Table Entry Total:		30

Form 13F Information Table Value Total:		$134738
                              (x 1000)

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List of Other Included Managers:
 No.	Form 13F File Number	          Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRGAS INC		       COM		009363102     9712   109158 SH	     Sole				      109158
AON CORP		       COM		037389103     8874   180882 SH	     Sole				      180882
APPLE COMPUTER  	       COM	        037833100     4309     7187 SH	     Sole				        7187
AUTOZONE                       COM              053332102     7808    21000 SH       Sole                                      21000
BAIDU ADR REP ONE CL A 	       COM              056752108     8180    56118 SH       Sole                                      56118
BERKSHIRE HATHAWAY INC CL A    COM	        084670108     1829	 15 SH	     Sole				          15
BERKSHIRE HATHAWAY INC CL B    COM	        084670207      219     2700 SH	     Sole				        2700
CH ROBINSON WORLDWIDE INC      COM	        12541W209     7898   120598 SH	     Sole				      120598
COPART INC 		       COM	        217204106      515    19760 SH	     Sole				       19760
ECOLAB INC       	       COM              278865100     7808   126511 SH       Sole                                     126511
FASTENAL CO.  		       COM	        311900104     1453    26856 SH	     Sole				       26856
GOOGLE			       COM	        38259P508     3104     4840 SH	     Sole			                4840
JOHNSON & JOHNSON	       COM	        478160104     1606    24348 SH	     Sole				       24348
KRAFT FOODS INC		       COM		50075N104      736    19355 SH       Sole				       19355
LKQ CORPORATION		       COM	        501889208      727    23320 SH	     Sole				       23320
MASTERCARD		       COM		57636Q104     6993    16628 SH       Sole				       16628
MCDONALDS CORPORATIONS 	       COM	        580135101     4449    45352 SH	     Sole				       45352
MEDNAX INC		       COM		58502B106     5735    77108 SH       Sole                                      77108
MICROSOFT CORP 		       COM	        594918104      425    13170 SH	     Sole				       13170
NEWS CORP - CL A	       COM		65248E104     6658   337816 SH       Sole	 			      337816
O'REILLY AUTOMOTIVE INC        COM              67103H107     7709    84390 SH       Sole                                      84390
ORACLE CORP  	               COM	        68389x105     4486   153847 SH	     Sole				      153847
PFIZER  	               COM	        717081103      209     9226 SH	     Sole				        9226
PHILIP MORRIS INTERNATIONAL    COM		718172109      202     2280 SH       Sole					2280
PRICELINE.COM INC.	       COM              741503403    12258    17085 SH       Sole				       17085
ROBERT HALF, INC. 	       COM	        770323103      255     8400 SH	     Sole				        8400
SEI INVESTMENTS CO  	       COM	        784117103      392    18960 SH	     Sole				       18960
SENSATA TECHNOLOGIES HOLDING   COM              N7902X106     4013   119877 SH       Sole                                     119877
THERMO FISHER SCIENTIFIC       COM	        883556102     6226   110433 SH	     Sole				      110433
VISA INC.		       COM		92826C839     9950    84325 SH       Sole				       84325




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